Current and long-term debt - NIBC credit facility (Details)		1 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Sep. 30, 2019 tanker
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,910,315,000	$ 2,552,473,000
Write-offs of deferred financing fees related to repayment of debt			12,000,000
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 34,900,000	$ 31,600,000
Loan maximum borrowing capacity		$ 35,700,000.0
Number of vessels	2
Periodic borrowing payment amount		$ 800,000
NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 3,100,000.0
Periodic borrowing payment amount	$ 100,000
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels			109	134	98
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.50%
London Interbank Offered Rate (LIBOR) [Member] | NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%